Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each 31 December and therefore, the most recent measurement date is 31 December 2016.

	31 December 2016		31 December 2015		31 December 2014
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	178,067	—	166,815	—	188,890	—

Change in projected benefit obligation
Projected benefit obligation at beginning of year	166,815	119,107	188,890	114,640	167,469	89,109
Service cost	—	118	—	341	1,203	825
Employee contributions	—	—	—	—	99	—
Interest cost	5,781	4,792	6,958	4,745	7,760	4,503
Benefits paid	(10,477)	(3,594)	(7,573)	(2,871)	(8,771)	(3,590)
Plan amendment	—	—	—	—	—	7,901
Settlement and curtailment of liability	—	—	(2,509)	—	(4,662)	—
Actuarial (gain) loss	30,953	5,911	(14,157)	2,252	31,604	15,892
Foreign exchange translation adjustment	(15,004)	—	(4,794)	—	(5,812)	—
Projected benefit obligation at end of year	178,068	126,334	166,815	119,107	188,890	114,640

Change in plan assets
Fair value of plan assets at beginning of year	179,961	—	194,007	—	186,412	—
Actual return on plan assets	18,615	—	687	—	18,451	—
Employer contribution	678	3,594	808	2,871	4,172	3,590
Employee contributions	—	—	—	—	99	—
Plan settlement	—	—	(2,424)	—	—	—
Benefits paid	(10,477)	(3,594)	(7,573)	(2,871)	(8,771)	(3,590)
Foreign exchange translation adjustment	(16,571)	—	(5,544)	—	(6,356)	—
Fair value of plan assets at end of year	172,206	—	179,961	—	194,007	—

Amounts recognised in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	7,771	—	16,174	—	8,374	—
Accrued pension benefit cost included in employee benefit plans liability	(13,633)	(126,334)	(3,028)	(119,107)	(3,257)	(114,640)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	(5,862)	(126,334)	13,146	(119,107)	5,117	(114,640)

Schedule of amounts recognised in accumulated other comprehensive loss

	Year ended
	31 December 2016		31 December 2015		31 December 2014
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognised in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	(64,852)	(31,959)	(46,696)	(28,779)	(53,970)	(29,874)
Prior service credit, net of prior service cost	—	(5,678)	—	665	—	7,008
Deferred income taxes assets	1,620	—	365	—	801	—
Net amount recognised in accumulated other comprehensive loss	(63,232)	(37,637)	(46,331)	(28,114)	(53,169)	(22,866)

Annual Benefit Expense
Expense component
Service cost	—	118	—	341	1,203	825
Interest cost	5,781	4,792	6,958	4,745	7,760	4,503
Expected return on plan assets	(8,943)	—	(9,585)	—	(10,653)	—
Amortisation of net actuarial losses	1,702	2,731	1,607	3,347	1,058	922
Amortisation of prior service credit	—	(6,343)	—	(6,343)	—	(6,719)
Loss on settlement	—	—	101	—	—	—
Defined benefit expense (income)	(1,460)	1,298	(919)	2,090	(632)	(469)
Defined contribution expense	6,606	—	6,907	—	6,892	—
Total benefit expense (income)	5,146	1,298	5,988	2,090	6,260	(469)

Other Changes Recognised in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(19,956)	(5,911)	5,096	(2,252)	(18,947)	(15,892)
Prior service cost arising during the year	—	—	—	—	—	(7,901)
Amortisation of net actuarial losses	1,702	2,731	1,703	3,347	1,058	922
Amortisation of prior service credit	—	(6,343)	—	(6,343)	—	(6,719)
Change in deferred taxes	1,315	—	(391)	—	83	—
Foreign exchange adjustment	38	—	430	—	253	—
Total changes recognised in other comprehensive income (loss)	(16,901)	(9,523)	6,838	(5,248)	(17,553)	(29,590)

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	31 December 2016		31 December 2015		31 December 2014
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.90%	4.70%	3.80%	4.20%	4.75%	5.10%
Weighted average rate of compensation increases [1]	2.30%	N/A	2.20%	N/A	4.30%	N/A
Weighted average expected long-term rate of return on plan assets	5.30%	N/A	5.10%	N/A	5.80%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	8.0% to 4.5% in 2035	N/A	7.1% to 4.5% in 2027	N/A	7.3% to 4.5% in 2027
[1] Only the United Kingdom subsidiary plan is impacted by potential future compensation increases.

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.40%	4.37%	4.20%	4.70%	3.80%	4.20%
Weighted average rate of compensation increases	2.50%	N/A	2.30%	N/A	2.80%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035	N/A	7.1% to 4.5% in 2027

Post-retirement medical benefit plan sensitivity to trend rate assumptions
The effect of a one percentage point increase or decrease in the assumed medical cost increase rate on the aggregate of service and interest costs is as follows:
a. One percent increase in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	772	N/A	909	N/A	952
ii. Effect on benefit obligation at year end	N/A	19,513	N/A	18,792	N/A	20,339
b. One percent decrease in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	(694)	N/A	(781)	N/A	(771)
ii. Effect on benefit obligation at year end	N/A	(16,255)	N/A	(15,496)	N/A	(16,514)

Schedule of allocation of plan assets
The following table presents the fair value of plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2:

	31 December 2016				31 December 2015
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	9,777	—	9,777	—	7,532	—	7,532
Non-US governments debt securities	—	23,255	—	23,255	—	—	—	—
Corporate debt securities	—	36,184	—	36,184	—	68,166	—	68,166
Equity securities and mutual funds	—	102,627	—	102,627	11,845	91,702	—	103,547
Other	—	363	—	363	—	716	—	716
Total fair value of plans' assets	—	172,206	—	172,206	11,845	168,116	—	179,961

	31 December 2016		31 December 2015
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	40%	46%	42%	53%
Equity securities (including equity mutual funds)	60%	49%	58%	47%
Other	0%	5%	0%	0%
Total	100%	100%	100%	100%

Schedule of expected benefit payments
Estimated 2017 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending 31 December 2017	330	4,571
Estimated benefit payments by year:
2017	7,300	4,571
2018	7,300	4,896
2019	7,300	5,237
2020	7,300	5,581
2021	7,300	5,942
2022-2026	36,000	34,940